Credit Facilities, Long-Term Debt and Lease Liabilities - Other (Details)	Dec. 31, 2022
Other | 5.9% Unsecured Commercial Loan Obligation due 2023
Disclosure of detailed information about borrowings [line items]
Interest	5.90%